Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds NextShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001638024
Hartford Global Impact NextShares Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Global Impact NextShares Fund
Supplement [Text Block]	hfnst_SupplementTextBlock

MARCH 1, 2018

SUPPLEMENT TO

Hartford Global Impact NextShares Fund

(the “Fund”)

A SERIES OF HARTFORD FUNDS NEXTSHARES TRUST

PROSPECTUS

DATED DECEMBER 4, 2017

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 4, 2017,

AS SUPPLEMENTED DECEMBER 14, 2017

This Supplement contains new and additional information and should be read in connection with your Prospectus and Statement of Additional Information.

I.	On February 7, 2018, the Board of Trustees of Hartford Funds NextShares Trust (the “Trust”) approved a reduction in the Fund’s management fee rate schedule and a reduction in expense reimbursement arrangement. Accordingly, the following changes are made to the Fund’s Prospectus and Statement of Additional Information effective March 1, 2018:

A.	The section entitled “Your Expenses” in the summary section of the Fund’s Prospectus is amended to revise the fee table and expense example as set forth below:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year).

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Hartford Global Impact NextShares Fund | Hartford Global Impact NextShares Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%	[1],[2]
Other expenses	rr_OtherExpensesOverAssets	0.50%	[2],[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%	[2]
Fee waiver and/or expenses reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[2],[4]
Total annual fund operating expenses after fee waiver and/or expenses reimbursement	rr_NetExpensesOverAssets	0.71%	[2],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 73
Year 3	rr_ExpenseExampleYear03	$ 320

[1]	"Management fees" have been restated to reflect current fees.
[2]	Fees and expenses are based on estimated amounts for the current fiscal year. The fee table and the example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[3]	"Other expenses" are estimated.
[4]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.69%. This contractual arrangement will remain in effect until February 28, 2019 unless the Board of Trustees of Hartford Funds NextShares Trust approves its earlier termination.